Leases - Schedule Of Lease Expenses (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Lease, Cost [Abstract]
Operating lease expense	$ 112	$ 104	$ 328	$ 203	$ 412	$ 30
Finance lease expense
Amortization on ROU assets	7	48	48	94	192	151
Interest on lease liabilities	1	15	13	29	59	46
Short-term lease expense	15	25	45	49	86	54
Total lease expense	$ 135	$ 192	$ 434	$ 375	$ 749	$ 281